Note 1 - Basis of Presentation Deferred Television Costs (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred television costs
Development and pre-production costs	$ 20,000
In-production	83,476
Post production	58,525
Total deferred television costs	$ 162,001